USFI-P1 04/26

FRANKLIN TEMPLETON ETF TRUST

SUPPLEMENT DATED APRIL 17, 2026

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

EACH DATED AUGUST 1, 2025, OF

BRANDYWINEGLOBAL – U.S. FIXED INCOME ETF (THE “FUND”)

All changes described below are effective September 30, 2026.

1. The following replaces the reference to Jack P. McIntyre in the section titled “Fund Summary – Portfolio Managers” in the Fund’s Summary Prospectus and Prospectus:

Kevin O'Neil
Portfolio Manager of Brandywine Global and portfolio manager of the Fund since September 2026.

2. The following replaces the reference to Jack P. McIntyre in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Kevin O'Neil Portfolio Manager, Brandywine Global

Mr. O'Neil is a Portfolio Manager of Brandywine Global and senior research analyst on the Global Fixed Income team. He is responsible for providing credit research and analysis. Mr. O’Neil served as Vice President of Brandywine Global's Investment Performance Analysis team where he supported the investment process from both a quantitative and fundamental standpoint, providing portfolio analytics and risk oversight while also aiding in the implementation of client portfolios. Prior to joining Brandywine Global in 2002, he was an investment accountant at PFPC Inc. (2000-2002). Mr. O’Neil earned a B.S. in Business Administration from James Madison University.

3. The following replaces references to Jack P. McIntyre in the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Kevin O'Neil*	Registered Investment Companies	None	None	None	None
	Other Pooled Investment Vehicles	4	1,269	None	None
	Other Accounts	10	2,618	None	None

*Information is provided as of March 31, 2026.

4. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

As of March 31, 2026, Kevin O’Neil did not own any shares of the Fund.

Please retain this supplement for future reference.